Other Current Assets	6 Months Ended
Jun. 30, 2022
Other Current Assets [Abstract]
Other Current Assets	Other Current Assets
Other current assets are comprised of the following:

	June 30, 2022	December 31, 2021
(In $ millions)
VAT and other tax receivable	9.6	8.0
Client rechargeables	7.0	2.6
Deferred financing fee	0.4	0.9
Right-of-use lease asset (1)	0.2	0.2
Other receivables	4.2	5.2
Total	21.4	16.9
(1) The right-of-use lease asset pertains to our office lease.